PARENT ONLY INFORMATION - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Prepaid expenses and other current assets	$ 5,811	$ 15,696
TOTAL ASSETS	103,587	108,737
Current Liabilities
Convertible promissory notes	51,922
Accrued expenses and other current liabilities	22,688	20,727
TOTAL LIABILITIES	111,392	53,267
EQUITY / (DEFICIT)
Ordinary shares	11	11
Additional paid-in capital	239,269	238,851
Treasury shares, at cost	(27,261)	(23,907)
Accumulated deficit	(218,887)	(159,286)
Accumulated other comprehensive loss	(932)	(199)
Stockholders' Equity Attributable to Noncontrolling Interest	(5)
TOTAL EQUITY / (DEFICIT)	(7,805)	55,470	$ 65,836	$ (2,123)
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	103,587	108,737
LightInTheBox Holding Co., Ltd.
Current assets
Cash and cash equivalents	311	1,471
Prepaid expenses and other current assets	168	452
Amounts due from subsidiaries and VIEs	166,636	171,148
TOTAL ASSETS	167,115	173,071
Current Liabilities
Convertible promissory notes	51,922
Accrued expenses and other current liabilities	1,880	3,350
Deficit of investment in Subsidiaries and VIEs	121,113	114,251
TOTAL LIABILITIES	174,915	117,601
EQUITY / (DEFICIT)
Ordinary shares	11	11
Additional paid-in capital	(239,269)	(238,851)
Treasury shares, at cost	(27,261)	(23,907)
Accumulated deficit	(218,887)	(159,286)
Accumulated other comprehensive loss	(932)	(199)
TOTAL EQUITY / (DEFICIT)	(7,800)	55,470
TOTAL LIABILITIES AND EQUITY / (DEFICIT)	$ 167,115	$ 173,071